Schedule of Future Minimum Rental Payments for Operating Leases (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 1	$ 200,308
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 2	98,375
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 3	98,462
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 4	96,770
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 5	60,397
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 6	$ 547,096